Income Taxes - Changes in Deferred Net Income Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	$ 497.9	$ 380.8
Amounts recorded in the consolidated statement of earnings	(83.8)	105.0
Amounts recorded in total equity	26.4	26.5
Acquisitions of subsidiaries (note 23)	(64.9)	6.4
Deconsolidation of subsidiary (note 23)		(17.2)
Assets held for sale (note 23)	(2.2)
Foreign exchange effect and other	2.5	(3.6)
Deferred tax asset, ending balance	375.9	497.9
Operating and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	107.4	187.7
Amounts recorded in the consolidated statement of earnings	(11.7)	(67.6)
Amounts recorded in total equity	2.5	5.0
Acquisitions of subsidiaries (note 23)	22.9	1.4
Deconsolidation of subsidiary (note 23)		(6.1)
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	(1.9)	(13.0)
Deferred tax asset, ending balance	119.2	107.4
Provision for losses and loss adjustment expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	134.7	131.3
Amounts recorded in the consolidated statement of earnings	8.8	5.3
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)		0.0
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	1.8	(1.9)
Deferred tax asset, ending balance	145.3	134.7
Provision for unearned premiums
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	96.8	91.9
Amounts recorded in the consolidated statement of earnings	23.1	5.5
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	(0.8)
Deconsolidation of subsidiary (note 23)		0.0
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	0.0	0.2
Deferred tax asset, ending balance	119.9	96.8
Deferred premium acquisition costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(81.1)	(66.7)
Amounts recorded in the consolidated statement of earnings	(16.0)	(15.6)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	1.4
Deconsolidation of subsidiary (note 23)		0.0
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	0.2	(0.2)
Deferred tax asset, ending balance	(96.9)	(81.1)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(419.6)	(443.5)
Amounts recorded in the consolidated statement of earnings	28.3	11.2
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	(29.5)	(4.7)
Deconsolidation of subsidiary (note 23)		4.2
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	(7.4)	13.2
Deferred tax asset, ending balance	(428.2)	(419.6)
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	314.9	177.5
Amounts recorded in the consolidated statement of earnings	(181.0)	128.8
Amounts recorded in total equity	(11.4)	7.6
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)		0.0
Assets held for sale (note 23)	0.8
Foreign exchange effect and other	4.7	1.0
Deferred tax asset, ending balance	128.0	314.9
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	118.9	118.1
Amounts recorded in the consolidated statement of earnings	92.5	1.1
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)		0.0
Assets held for sale (note 23)	0.0
Foreign exchange effect and other	(0.4)	(0.3)
Deferred tax asset, ending balance	211.0	118.9
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	225.9	184.5
Amounts recorded in the consolidated statement of earnings	(27.8)	36.3
Amounts recorded in total equity	35.3	13.9
Acquisitions of subsidiaries (note 23)	(58.3)	9.1
Deconsolidation of subsidiary (note 23)		(15.3)
Assets held for sale (note 23)	(3.0)
Foreign exchange effect and other	5.5	(2.6)
Deferred tax asset, ending balance	$ 177.6	$ 225.9